Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Licensed Copyrights (Details) - Dec. 31, 2018 - Licensed Copyrights and Produced Content
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Line Items]
2019	¥ 8,833,819	$ 1,284,826
2020	6,977,406	1,014,822
2021	4,791,960	696,962
2022	979,546	142,469
2023 and thereafter	1,993,291	289,911
Future minimum payments under non-cancelable agreements for licensed copyright	¥ 23,576,022	$ 3,428,990